LONG-TERM INVESTMENTS - Available-for-sale securities (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended			6 Months Ended			12 Months Ended
	Apr. 30, 2017 CNY (¥) shares	Jan. 31, 2017 CNY (¥) shares	Jun. 30, 2014 CNY (¥) ¥ / shares shares	Jun. 30, 2017 USD ($) item shares	Jun. 30, 2017 CNY (¥) item shares	Jun. 30, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥) shares
Available-for-sale securities
Loss from equity method investments				$ 831	¥ 5,632	¥ (145)
Quanjude
Available-for-sale securities
Ordinary shares acquired in investment of available-for-sale (in shares) | shares			7,241,131
Price of investment (in RMB per share) | ¥ / shares			¥ 13.81
Consideration/purchase cost			¥ 100,000
Percentage of equity interest acquired			2.00%
Tang Palace
Available-for-sale securities
Ordinary shares acquired in investment of available-for-sale (in shares) | shares							8,430,000
Consideration/purchase cost							¥ 16,887
Percentage of equity interest acquired							2.00%
Number of shares sold | shares				8,430,000	8,430,000
Recognized gain on sale					¥ 3,813
Banyan Tree
Available-for-sale securities
Ordinary shares acquired in investment of available-for-sale (in shares) | shares		3,000,000					11,635,400
Consideration/purchase cost		¥ 7,020					¥ 27,328
Percentage of equity interest acquired							2.00%
Number of shares sold | shares	14,635,400
Recognized gain on sale	¥ 1,469
Cjia
Available-for-sale securities
Percentage of equity interest owned					23.00%		23.00%
Original value of convertible note					¥ 251,500		¥ 51,200
Original value of convertible note purchased					¥ 200,300
Number of convertible notes sets | item				2	2
Loss from equity method investments					¥ 15,737
Cost of equity-method investment					0
Carrying amount of convertible note					¥ 226,530
Chengjia Hotel Management Co., Ltd.
Available-for-sale securities
Investment income from deconsolidation							¥ 49,630